COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB36,921 (US$5,951) for the year ended December 31, 2014. Total other operating lease expenses were RMB109,381 (US$17,629) for the year ended December 31, 2014.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2014:

	RMB	US$
2015	51,837	8,355
2016	41,797	6,736
2017	36,135	5,824
2018	36,135	5,824
2019	36,135	5,824
Thereafter	26,280	4,236
	228,319	36,799

Licensing fee commitments:

The Group entered into authorization and licensing agreements to substantiate its research and developing activities with terms of 3 years in 2013. As of December 31, 2014, total licensing fee commitments were as follows:

	RMB	US$
2015	2,172	350
2016	2,172	350
2017 and thereafter	—	—
	4,344	700

Capital commitments

The Group’s capital commitment relates to the acquisition of intangible assets. The Group will fulfill the capital commitment within the next year.

	As of December 31,
	2013	2014
	RMB	RMB	US$
Acquisition of an equity method investment	2,000	—	—
Acquisition of intangible assets	—	15,298	2,466

	2,000	15,298	2,466

Provision of loan facility

On April 18, 2013, Beijing Security entered into a two-year loan facility ending April 17, 2015 with a shareholder of Wuhan Antian, pursuant to which, Beijing Security granted a loan facility of RMB16,000 at an interest rate with reference to the market rate with 10% discount. Such loan facility shall be secured by the equity interests in Wuhan Antian held by the shareholder to the maximum of 40% equity interests in Wuhan Antian. As of December 31, 2014, RMB4,000 (US$645) of the loan facility was being utilized and 10% of the equity interests in Wuhan Antian were pledged to the Group accordingly.

On March 13, 2013, Beijing Security entered into a loan facility of RMB10,000 at an interest rate with reference to the market rate with 10% discount to Beijing Security System Technology to provide financial support to Beijing Security System Technology should it be required for its operations. As of December 31, 2014, the credit facility was not drawn by Beijing Security System Technology.

Litigation

The Group is involved in several other proceeding as of December 31, 2014 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.